Income Taxes - Reconciliation of Effective Tax Rate (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
INCOME TAXES.
Earnings before income tax	CAD 5,916.0	CAD 86.0
Canadian statutory tax rate	27.01%	27.00%
Statutory tax	CAD 1,598.0	CAD 23.0
Non-taxable component of capital gains	(90.0)	(60.0)
Share-based compensation and other permanent items	(1.0)	19.0
Assessments and adjustments	(11.0)	(2.0)
Impact of income tax rate and legislative changes	(106.0)	(190.0)
Foreign tax rate differential	180.0	(28.0)
Non-taxable component of dispositions	(41.0)
Tax gains for which no deferred income tax asset was recognized	(51.0)	(50.0)
Recognition of deferred income tax asset previously unrecognized		(76.0)
Other	(20.0)	5.0
Total tax expense (income)	CAD 1,458.0	CAD (359.0)